Litigation (Details) (Depakote, USD $)	1 Months Ended	3 Months Ended		12 Months Ended
	May 31, 2012 item	Mar. 31, 2012	Sep. 30, 2011	Dec. 31, 2012
Depakote
Litigation
Charges recorded related to Depakote during the period		$ 100,000,000	$ 1,500,000,000
Number of states with whom Medicaid-related claims were resolved	49
Number of states with whom consumer protection claims were resolved	45
Settlement amount paid				$ 1,600,000,000